Consolidated statement of changes in equity - USD ($) $ in Millions	Shareholders' equity	Share capital	Share premium	Retained earnings	Translation reserve	Available-for-sale securities reserves	Non-controlling interests	Total
Reserves
Profit from continuing operations	$ 1,747			$ 1,747			$ 1	$ 1,748
Exchange movements on foreign operations and net investment hedges net of related tax	45				$ 45			45
Net unrealised valuation movements net of related change in amortisation of deferred acquisition costs and related tax	626					$ 626		626
Shareholders' share of actuarial gains and losses on defined benefit pension schemes net of tax	36			36				36
Total other comprehensive income (loss) from continuing operations								707
Total comprehensive income from continuing operations	2,454			1,783	45	626	1	2,455
Total comprehensive income (loss) from discontinued operations	2,356			1,412	944			2,356
Total comprehensive income for the year	4,810			3,195	989	626	1	4,811
Dividends	(1,525)			(1,525)				(1,525)
Reserve movements in respect of share-based payments	115			115				115
Change in non-controlling interests							7	7
Share capital and share premium
New share capital subscribed	27		$ 27					27
Impact of change in presentation currency in relation to share capital and share premium	243	$ 16	227					243
Treasury shares
Movement in own shares in respect of share-based payment plans	(19)			(19)				(19)
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	(12)			(12)				(12)
Net increase (decrease) in equity	3,639	16	254	1,754	989	626	8	3,647
Balance at beginning of year at Dec. 31, 2016	18,123	159	2,381	17,555	(2,325)	353	1	18,124
Balance at end of year at Dec. 31, 2017	21,762	175	2,635	19,309	(1,336)	979	9	21,771
Reserves
Profit from continuing operations	2,877			2,877			4	2,881
Exchange movements on foreign operations and net investment hedges net of related tax	(33)				(33)		1	(32)
Net unrealised valuation movements net of related change in amortisation of deferred acquisition costs and related tax	(1,446)					(1,446)		(1,446)
Shareholders' share of actuarial gains and losses on defined benefit pension schemes net of tax	21			21				21
Total other comprehensive income (loss) from continuing operations	(1,458)			21	(33)	(1,446)	1	(1,457)
Total comprehensive income from continuing operations	1,419			2,898	(33)	(1,446)	5	1,424
Total comprehensive income (loss) from discontinued operations	537			1,218	(681)			537
Total comprehensive income for the year	1,956			4,116	(714)	(1,446)	5	1,961
Dividends	(1,662)			(1,662)				(1,662)
Reserve movements in respect of share-based payments	92			92				92
Change in non-controlling interests							9	9
Movements in respect of option to acquire non-controlling interests	(146)			(146)				(146)
Share capital and share premium
New share capital subscribed	23	1	22					23
Impact of change in presentation currency in relation to share capital and share premium	(165)	(10)	(155)					(165)
Treasury shares
Movement in own shares in respect of share-based payment plans	39			39				39
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	69			69				69
Net increase (decrease) in equity	206	(9)	(133)	2,508	(714)	(1,446)	14	220
Balance at end of year at Dec. 31, 2018	21,968	166	2,502	21,817	(2,050)	(467)	23	21,991
Reserves
Profit from continuing operations	1,944			1,944			9	1,953
Exchange movements on foreign operations and net investment hedges net of related tax	135				135		2	137
Net unrealised valuation movements net of related change in amortisation of deferred acquisition costs and related tax	2,679					2,679		2,679
Shareholders' share of actuarial gains and losses on defined benefit pension schemes net of tax	(89)			(89)				(89)
Total other comprehensive income (loss) from continuing operations	2,725			(89)	135	2,679	2	2,727
Total comprehensive income from continuing operations	4,669			1,855	135	2,679	11	4,680
Total comprehensive income (loss) from discontinued operations	1,710			(1,098)	2,808			1,710
Total comprehensive income for the year	6,379			757	2,943	2,679	11	6,390
Demerger dividend in specie of M&G plc	(7,379)			(7,379)				(7,379)
Dividends	(1,634)			(1,634)				(1,634)
Reserve movements in respect of share-based payments	64			64				64
Change in non-controlling interests							158	158
Movements in respect of option to acquire non-controlling interests	(143)			(143)				(143)
Share capital and share premium
New share capital subscribed	22		22					22
Impact of change in presentation currency in relation to share capital and share premium	107	6	101					107
Treasury shares
Movement in own shares in respect of share-based payment plans	38			38				38
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	55			55				55
Net increase (decrease) in equity	(2,491)	6	123	(8,242)	2,943	2,679	169	(2,322)
Balance at end of year at Dec. 31, 2019	$ 19,477	$ 172	$ 2,625	$ 13,575	$ 893	$ 2,212	$ 192	$ 19,669	[1]

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1